INCOME TAXES	6 Months Ended
Sep. 30, 2022
INCOME TAXES
INCOME TAXES

Note 15 – INCOME TAXES

Cayman Islands

Akso Health was incorporated in the Cayman Islands and is not subject to income taxes or capital gain under current laws of Cayman Islands.

Hong Kong

HK Hexindai and We Health are investment holding companies registered in Hong Kong and exempted from income tax on its foreign-derived income.

United States

The Company’s subsidiaries established in the U.S. are incorporated in the U.S. and is subject to both federal and state income taxes for its business operation in the U.S. The applicable tax rate is 21% for federal, 6.5% for We Health established in New York, 0% for Akso Remote Medical and Akso Online MediTech established in Wyoming and 8% for Akso First Health established in Massachusetts. Akso Online MediTech had $1.1 million taxable income as of September 30, 2022, and other U.S. entities had no taxable income as of September 30, 2022.

PRC

The Company’s subsidiaries and VIEs established in the PRC are subject to the PRC statutory income tax rate of 25%, according to the PRC Enterprise Income Tax (“EIT”) law. The Company’s VIE Hexin Digital has been granted as the “high technology enterprise” status in 2020 and is qualified to a preferred income tax rate of 15% starting on October 1, 2020 for three years.

The Company’s basic and diluted loss per shares would have been lower by $0.01 per share for the six months ended September 30, 2022 and March 31, 2022, without the preferential tax rate reduction.